Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 29, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 18, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2012
Snow Capital Small Cap Value Fund (Prospectus Summary) | Snow Capital Small Cap Value Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNWAX
Snow Capital Small Cap Value Fund (Prospectus Summary) | Snow Capital Small Cap Value Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNWCX
Snow Capital Small Cap Value Fund (Prospectus Summary) | Snow Capital Small Cap Value Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNWIX
Snow Capital Opportunity Fund (Prospectus Summary) | Snow Capital Opportunity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNOAX
Snow Capital Opportunity Fund (Prospectus Summary) | Snow Capital Opportunity Fund | Class C Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNOCX
Snow Capital Opportunity Fund (Prospectus Summary) | Snow Capital Opportunity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SNOIX